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                                                                      CONSECO(R)




BANKERS NATIONAL LIFE INSURANCE COMPANY





Annual Report to
Contract Owners

December 31, 1998





                                             Bankers National Variable Account B

ANNUAL REPORT TO CONTRACT OWNERS
Table of Contents

December 31, 1998

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                                                                            Page
Bankers National Variable Account B Page
Statement of Assets and Liabilities as of December 31, 1998....................1
Statements of Operations for the Years Ended
 December 31, 1998 and 1997....................................................2
Statements of Changes in Net Assets for the Years Ended
 December 31, 1998 and 1997....................................................2
Notes to Financial Statements..................................................3
Report of Independent Accountants..............................................4

BANKERS NATIONAL VARIABLE ACCOUNT B
Statement of Assets and Liabilities

December 31, 1998

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
                                                                                                                            Value
                                                                                                                            -----
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     Asset Allocation Portfolio, 175,931 shares, (cost - $2,189,938) .............................................       $ 2,404,629
     Common Stock Portfolio, 331,954 shares, (cost - $6,486,409) .................................................         7,165,477
     Corporate Bond Portfolio, 322 shares, (cost - $3,272) .......................................................             3,239
     Government Securities Portfolio, 271,234 shares, (cost - $3,227,214) ........................................         3,294,416
     Money Market Portfolio, 619,600 shares, (cost - $619,600) ...................................................           619,600
------------------------------------------------------------------------------------------------------------------------------------
         Total assets ............................................................................................        13,487,361

Liabilities:
     Amounts due to Bankers National Life Insurance Company ......................................................            39,140
           Net assets (Note 5) ...................................................................................       $13,448,221
====================================================================================================================================

                                                                                                                           Reported
                                                                                                 Units     Unit Value       Value
                                                                                               -------------------------------------
Net assets attributable to: Contract owners' deferred annuity reserves:
     Contracts issued prior to August 20, 1984:
       Government Securities Portfolio .................................................           442.0   $ 31.08999    $    13,742
       Money Market Portfolio ..........................................................            87.7     19.97808          1,753
     Contracts issued on or after August 20, 1984:
       Asset Allocation Portfolio ......................................................        70,920.0     33.80005      2,397,099
       Common Stock Portfolio ..........................................................        94,638.9     75.43661      7,139,239
       Corporate Bond Portfolio ........................................................           232.0     13.91810          3,229
       Government Securities Portfolio .................................................       113,844.8     27.92712      3,179,358
       Money Market Portfolio ..........................................................        34,269.2     17.97073        615,843
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         Net assets attributable to contract owners' deferred annuity reserves ....................................       13,350,263
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   Contract owners' annuity payment reserves:
     Common Stock Portfolio .......................................................................................            5,322
     Government Securities Portfolio ..............................................................................           92,636
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       Net assets attributable to contract owners' annuity payment reserves .......................................           97,958
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         Net assets ...............................................................................................      $13,448,221
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B
Statements of Operations

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                                                                          1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ..............................................     $  1,013,985      $  2,308,498
Expenses:
   Mortality and expense risk fees .............................................................          161,782           122,641
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     Net investment income .....................................................................          852,203         2,185,857
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Net realized gains (losses) and unrealized appreciation (depreciation) of investments in portfolio shares:
   Net realized gains on sales of investments in portfolio shares ..............................          175,208           288,084
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares .....          325,739          (801,587)
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     Net gain (loss) on investments in portfolio shares ........................................          500,947          (513,503)
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       Net increase in net assets from operations ..............................................     $  1,353,150      $  1,672,354
====================================================================================================================================

Statements of Changes in Net Assets

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                                                                          1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .......................................................................     $    852,203      $  2,185,857
   Net realized gains on sales of investments in portfolio shares ..............................          175,208           288,084
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares .....          325,739          (801,587)
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     Net increase in net assets from operations ................................................        1,353,150         1,672,354
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Changes from contract owners' transactions:
   Net contract purchase payments ..............................................................           13,631            47,005
   Contract redemptions ........................................................................       (1,185,183)       (1,851,716)
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     Net decrease in net assets from contract owners' transactions .............................       (1,171,552)       (1,804,711)
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       Net increase (decrease) in net assets ...................................................          181,598          (132,357)
Net assets, beginning of year ..................................................................       13,266,623        13,398,980
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         Net assets, end of year (Note 5) ......................................................     $ 13,448,221      $ 13,266,623
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B
Notes to Financial Statements

December 31, 1998

================================================================================

(1) General

     Bankers National Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on June 8, 1982, as a segregated investment account for individual variable annuity contracts issued by Bankers National Life Insurance Company (the "Company"). The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     The Account invests solely in shares of the portfolios of Conseco Series Trust (the "Trust"), a diversified, open-end management investment company.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Annuity payment reserves for the contracts under which the contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments were as follows:

                                                  December 31,      December 31,
                                                      1998              1997
--------------------------------------------------------------------------------
Common Stock Portfolio ...........................   $1.768            $1.603
Government Securities Portfolio ..................   $1.177            $1.152
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS IN
     PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 1998 and 1997 were $1,220,705 and $2,686,967, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 1998 and 1997 were $1,406,528 and $2,446,423, respectively.

(4)  DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.

     The Company deducts daily from the Account a fee, which is equal on an annual basis to 1.25 percent (0.75 percent for those contracts issued prior to August 20, 1984) of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $161,782 and $122,641 for the years ended December 31, 1998 and 1997, respectively.

     The Company does not deduct a sales charge from purchase payments received on contracts issued after August 20, 1984. However, upon surrender, the Company, with certain exceptions, deducts from the contract value a contingent deferred sales charge equal to the lesser of: (a) 5.0 percent of the total of all purchase payments made within 72 months prior to the date of the request for surrender; or (b) 5.0 percent of the amount surrendered. No charge is made for such part of a surrender in a contract year that does not exceed 10.0 percent of the net sum of purchase payments made more than one year prior to the date of the surrender. A sales charge of 6.5 percent is deducted by the Company on purchase payments received on contracts issued before August 20, 1984. The sales charges were $1,176 for the year ended December 31, 1998. There were no such sales charges in 1997.

     An annual contract administrative charge of $30 ($12 on Individual Retirement Accounts or "IRAs") on contracts issued after August 20, 1984 and $36 ($12 on IRAs) on contracts issued prior to August 20, 1984 is deducted in units from each contract owner's account. Such charges were $10,716 and $11,844 for the years ended December 31, 1998 and 1997, respectively.

     A transfer processing fee (currently $5 and guaranteed not to exceed $15) for each transfer between portfolios is deducted from the amount transferred. These fees were $25 and $15 for the years ended December 31, 1998 and 1997, respectively.

(5)  NET ASSETS

     Net assets consisted of the following at December 31, 1998:

================================================================================
Proceeds from sale of units since organization,
   less proceeds of units redeemed ...........................     $(13,478,842)
Undistributed net investment income ..........................       24,224,958
Undistributed net realized gains on sales of investments .....        1,741,177
Net unrealized appreciation of investments ...................          960,928
--------------------------------------------------------------------------------
     Net assets ..............................................     $ 13,448,221
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors of Bankers National Life Insurance Company and Contract Owners of Bankers National Variable Account B

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bankers National Variable Account B (the "Account") at December 31, 1998, and the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP

  Indianapolis, Indiana
  February 10, 1999

================================================================================
                      Bankers National Variable Account B
                      SPONSOR
                      Bankers National Life Insurance Company - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                      PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                                                                          [LOGO]
                                                                      CONSECO(R)




                                        Banker  National Life Insurance  Company
                                        is a  subsidiary  of  Conseco,  Inc.,  a
                                        financial     services      organization
                                        headquartered   in   Carmel,    Indiana.
                                        Conseco is dedicated  to  providing  its
                                        customers with solutions for both wealth
                                        protection and wealth creation.  Through
                                        its subsidiaries,  Conseco is one of the
                                        nation's     leading     providers    of
                                        supplemental      health      insurance,
                                        retirement  annuities,   universal  life
                                        insurance, and consumer and commercial finance products and services.


                                        Bankers National Life Insurance  Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                 (C) 1999, Bankers National Life
                                                               Insurance Company
                                                            VA-1001 (2/99) 03860